CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current Assets
Cash and cash equivalents	$ 11,937,941	$ 5,672,551
Trade and other receivables	228,395	22,540
Prepayments	588,395	144,183
Total Current Assets	12,754,731	5,839,274
Non-Current Assets
Exploration and evaluation assets	3,059,021	2,431,229
Property, plant and equipment	3,989,783	1,387,986
Prepayments	3,000,000	0
Other financial assets	0	250,000
Total Non-Current Assets	10,048,804	4,069,215
TOTAL ASSETS	22,803,535	9,908,489
Current Liabilities
Trade and other payables	1,180,984	1,899,348
Loans and borrowings	382,626	134,247
Provisions	84,009	46,392
Total Current Liabilities	1,647,619	2,079,987
Non-Current Liabilities
Loans and borrowings	592,688	408,783
Total Non-Current Liabilities	592,688	408,783
TOTAL LIABILITIES	2,240,307	2,488,770
NET ASSETS	20,563,228	7,419,719
EQUITY
Contributed equity	58,764,248	29,782,268
Reserves	13,995,808	12,389,525
Accumulated losses	(52,196,828)	(34,752,074)
TOTAL EQUITY	$ 20,563,228	$ 7,419,719